Derivatives and Hedging Activities - Pre-Tax Net Gains (Losses) on Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	$ 59	$ 47	$ 56
Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	57	35	41
Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	49	50	50
Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	7	12	22
Credit
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	(47)	(57)	(50)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	(7)	7	(7)
Corporate services income
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	107	98	115
Corporate services income | Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	51	35	41
Corporate services income | Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	49	50	50
Corporate services income | Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	7	12	22
Corporate services income | Credit
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	1	2
Corporate services income | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Consumer mortgage income
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	2	(1)
Consumer mortgage income | Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Consumer mortgage income | Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Consumer mortgage income | Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Consumer mortgage income | Credit
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Consumer mortgage income | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	2	(1)
Other income
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	(48)	(53)	(58)
Other income | Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	6	0	0
Other income | Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Other income | Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	0	0	0
Other income | Credit
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	(47)	(58)	(52)
Other income | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses)	$ (7)	$ 5	$ (6)